Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

November 3, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Variable Portfolios III, Inc. (the “Company”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of each of the Company, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth (A)”), a series of Legg Mason Partners Variable Portfolios II, and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio, a series of Legg Mason Partners Investment Series, into Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth (B)”), a series of the Company (the “Reorganization”).

The Reorganization is part of the fund integration and restructuring project involving the open-end investment companies that were formerly sponsored by Citigroup Inc. and are now sponsored by Legg Mason & Co, Inc. (“Legg Mason”). The Registration Statement is similar to the Form N-14s that were filed on July 21, 2006 and September 22, 2006 by other Legg Mason Partners and Salomon Brothers Funds. The enclosed Form N-14s incorporate, to the extent relevant, comments provided by Curtis Young of the SEC Staff on those filings.

Pursuant to Rule 488, the Registration Statement designates an effective date of December 3, 2006.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harry Eisenstein, Division of Investment Management
Curtis Young, Division of Investment Management
Harris C. Goldblat, Esq., Legg Mason & Co., Inc.
Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP
Benjamin J. Haskin, Esq., Willkie Farr & Gallagher LLP